Brown Capital Management Small Company Fund

Schedule of Investments

As of June 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 97.40%
	Business Services - 22.23%
298,881	ACI Worldwide, Inc.(a)	$8,066,798
607,503	ANSYS, Inc.(a)	177,226,850
1,376,002	Guidewire Software, Inc.(a)	152,529,822
1,290,503	NIC, Inc.	29,629,949
943,301	Paycom Software, Inc.(a)	292,168,619
3,390,445	PROS Holdings, Inc.(a)(b)	150,637,471
2,557,315	Q2 Holdings, Inc.(a)	219,392,054
859,537	Tyler Technologies, Inc.(a)	298,156,195
		1,327,807,758

	Consumer Related - 2.36%
2,179,063	Alarm.com Holdings, Inc.(a)	141,225,073

	Industrial Products & Systems - 12.17%
1,028,987	Balchem Corp.	97,609,707
5,116,891	Cognex Corp.	305,580,731
1,253,373	DMC Global, Inc.(b)	34,593,095
1,463,954	Helios Technologies, Inc.	54,532,286
2,087,270	Proto Labs, Inc.(a)(b)	234,755,257
		727,071,076

	Information/Knowledge Management - 25.27%
1,922,201	Alteryx, Inc. - Class A(a)	315,779,180
1,838,316	American Software, Inc. - Class A(b)	28,971,860
2,269,689	Anaplan, Inc.(a)	102,839,609
1,433,202	Appfolio, Inc. - Class A(a)(b)	233,196,297
1,334,524	Blackbaud, Inc.	76,174,630
1,849,862	Datadog, Inc. - Class A(a)	160,845,501
3,169,624	Manhattan Associates, Inc.(a)	298,578,581
2,299,776	NetScout Systems, Inc.(a)	58,782,274
4,323,754	NextGen Healthcare, Inc.(a)(b)	47,474,819
2,711,627	Smartsheet, Inc. - Class A(a)	138,076,047
2,292,529	Vocera Communications, Inc.(a)(b)	48,601,615
		1,509,320,413

	Medical/Health Care - 30.76%
905,880	ABIOMED, Inc.(a)	218,824,373
785,728	Bio-Techne Corp.	207,487,193
1,305,782	Cantel Medical Corp.	57,754,738
3,138,112	Cardiovascular Systems, Inc.(a)(b)	99,007,434
515,978	Cyclerion Therapeutics, Inc.(a)	3,049,430
419,128	Endologix, Inc.(a)	336,979
2,460,624	Glaukos Corp.(a)(b)	94,537,174
1,909,164	Inogen, Inc.(a)(b)	67,813,505
1,800,895	iRhythm Technologies, Inc.(a)(b)	208,705,721
9,980,218	Ironwood Pharmaceuticals, Inc.(a)(b)	102,995,850
703,787	OrthoPediatrics Corp.(a)	30,797,719
1,514,477	Quidel Corp.(a)	338,849,084
543,208	Tandem Diabetes Care, Inc.(a)	53,734,135
1,393,537	Veeva Systems, Inc. - Class A(a)	326,672,943

Shares		Value (Note 1)
COMMON STOCKS - 97.40% (continued)
	Medical/Health Care - 30.76% (continued)
1,933,163	Vericel Corp.(a)	$26,716,313
		1,837,282,591

	Miscellaneous - 4.61%
3,547,514	Neogen Corp.(a)(b)	275,287,086

Total Common Stocks (Cost $2,774,132,378)		5,817,993,997

SHORT TERM INVESTMENTS - 2.57%
153,400,360	Dreyfus Government Cash Management Institutional Shares, 0.08%(c)	153,400,360

Total Short Term Investments (Cost $153,400,360)		153,400,360

Total Value of Investments (Cost $2,927,532,738) - 99.97%		5,971,394,357
Other Assets in Excess of Liabilities - 0.03%		1,747,924
Net Assets - 100.00%		$5,973,142,281

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at June 30, 2020.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	22.23%	$1,327,807,758
Consumer Related	2.36%	141,225,073
Industrial Products & Systems	12.17%	727,071,076
Information/Knowledge Management	25.27%	1,509,320,413
Medical/Health Care	30.76%	1,837,282,591
Miscellaneous	4.61%	275,287,086
Short Term Investments	2.57%	153,400,360
Other Assets in Excess of Liabilities	0.03%	1,747,924
Total	100.00%	$5,973,142,281

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mid Company Fund

Schedule of Investments

As of June 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.70%
	Business Services - 18.64%
8,107	Bright Horizons Family Solutions, Inc.(a)	$950,140
11,972	Envestnet, Inc.(a)	880,421
7,355	Equifax, Inc.	1,264,177
4,272	Jack Henry & Associates, Inc.	786,176
19,152	RealPage, Inc.(a)	1,245,072
4,263	Tyler Technologies, Inc.(a)	1,478,750
		6,604,736

	Consumer Related - 8.11%
648	Chipotle Mexican Grill, Inc.(a)	681,929
3,961	Expedia, Inc.	325,594
9,529	LKQ Corp.(a)	249,660
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	139,770
1,093	O'Reilly Automotive, Inc.(a)	460,885
2,607	Tractor Supply Co.	343,577
2,927	Ulta Beauty, Inc.(a)	595,410
7,825	Under Armour, Inc. - Class A(a)	76,216
		2,873,041

	Financial Services - 11.52%
7,717	Broadridge Financial Solutions, Inc.	973,808
5,261	FleetCor Technologies, Inc.(a)	1,323,299
2,372	MarketAxess Holdings, Inc.	1,188,182
4,829	T Rowe Price Group, Inc.	596,382
		4,081,671

	Industrial Products & Systems - 12.84%
17,557	Cognex Corp.	1,048,504
27,878	Fastenal Co.	1,194,294
5,737	IPG Photonics Corp.(a)	920,157
5,405	Quanta Services, Inc.	212,038
10,306	SiteOne Landscape Supply, Inc.(a)	1,174,575
		4,549,568

	Information/Knowledge Management - 19.25%
3,488	ANSYS, Inc.(a)	1,017,554
4,613	Autodesk, Inc.(a)	1,103,383
3,509	Blackbaud, Inc.	200,294
7,088	Guidewire Software, Inc.(a)	785,705
14,564	Manhattan Associates, Inc.(a)	1,371,929
2,468	Shopify, Inc. - Class A(a)	2,342,626
		6,821,491

	Medical/Health Care - 26.34%
2,329	Align Technology, Inc.(a)	639,171
3,670	Cerner Corp.	251,578
7,339	Charles River Laboratories International, Inc.(a)	1,279,555
4,080	DexCom, Inc.(a)	1,654,032
14,052	Edwards Lifesciences Corp.(a)	971,134
1,210	Jazz Pharmaceuticals PLC(a)	133,511

Shares		Value (Note 1)
COMMON STOCKS - 96.70% (continued)
	Medical/Health Care - 26.34% (continued)
5,448	Masimo Corp.(a)	$1,242,090
9,215	Omnicell, Inc.(a)	650,763
1,418	Teladoc Health, Inc.(a)	270,611
6,356	Veeva Systems, Inc. - Class A(a)	1,489,974
5,462	Zoetis, Inc.	748,512
		9,330,931

Total Common Stocks (Cost $19,904,829)		34,261,438

SHORT TERM INVESTMENTS - 3.41%
1,206,765	Dreyfus Government Cash Management Institutional Shares, 0.08%(b)	1,206,765

Total Short Term Investments (Cost $1,206,765)		1,206,765

Total Value of Investments (Cost $21,111,594) - 100.11%		35,468,203
Liabilities in Excess of Other Assets - (0.11)%		(39,002)
Net Assets - 100.00%		$35,429,201

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at June 30, 2020.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	18.64%	$6,604,736
Consumer Related	8.11%	2,873,041
Financial Services	11.52%	4,081,671
Industrial Products & Systems	12.84%	4,549,568
Information/Knowledge Management	19.25%	6,821,491
Medical/Health Care	26.34%	9,330,931
Short Term Investments	3.41%	1,206,765
Liabilities in Excess of Other Assets	(0.11)%	(39,002)
Total	100.00%	$35,429,201

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Equity Fund

Schedule of Investments

As of June 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 95.94%
	Australia - 4.43%
483	Atlassian Corp. PLC(a)	$87,070
7,426	Cochlear, Ltd.	968,203
5,944	REA Group, Ltd.	442,518
		1,497,791

	Canada - 1.89%
12,124	Descartes Systems Group, Inc.(a)	640,046

	Denmark - 7.16%
9,068	Chr Hansen Holding A/S	935,170
15,091	Novo Nordisk A/S - Class B	977,018
4,724	SimCorp A/S	509,259
		2,421,447

	France - 6.31%
7,521	Dassault Systemes SE	1,297,890
3,819	EssilorLuxottica SA(a)	490,204
4,055	Ipsen SA	344,644
		2,132,738

	Germany - 9.22%
12,528	Carl Zeiss Meditec AG(a)	1,221,722
1,034	Rational AG	578,988
9,410	SAP SE	1,314,321
		3,115,031

	Hong Kong - 6.00%
611,146	Kingdee International Software Group Co., Ltd.	1,420,922
130,443	Kingsoft Corp., Ltd.	606,731
		2,027,653

	Ireland - 9.27%
11,472	DCC PLC	956,663
5,800	Flutter Entertainment PLC(a)	762,404
8,387	ICON PLC(a)	1,412,874
		3,131,941

	Israel - 2.34%
4,998	Check Point Software Technologies, Ltd.(a)	536,935
2,564	CyberArk Software, Ltd.(a)	254,528
		791,463

	Italy - 1.47%
29,099	Azimut Holding SpA	497,254

	Japan - 12.81%
16,000	CyberAgent, Inc.	783,885
4,500	GMO Payment Gateway, Inc.	468,442
17,000	Kakaku.com, Inc.	429,664
24,300	M3, Inc.	1,031,864
31,600	MonotaRO Co., Ltd.	1,264,293

Shares		Value (Note 1)
COMMON STOCKS - 95.94% (continued)
	Japan - 12.81% (continued)
40,033	Rakuten, Inc.	$351,482
		4,329,630

	Mexico - 1.60%
87,210	Fomento Economico Mexicano SAB de CV	541,332

	Netherlands - 5.05%
6,899	QIAGEN NV(a)	295,346
18,061	Wolters Kluwer NV	1,410,661
		1,706,007

	Spain - 3.50%
38,951	Grifols SA	1,182,866

	Switzerland - 14.57%
152	Chocoladefabriken Lindt & Spruengli AG	1,251,359
356	Givaudan SA	1,325,630
409	Partners Group Holding AG	370,990
1,445	Roche Holding AG	500,782
454	Tecan Group AG	160,813
8,475	Temenos AG	1,316,266
		4,925,840

	United Kingdom - 10.32%
30,640	Abcam PLC	506,086
30,134	Diageo PLC	1,001,243
26,275	Ocado Group PLC(a)	660,261
56,998	RELX PLC	1,320,706
		3,488,296

Total Common Stocks (Cost $22,016,153)		32,429,335

SHORT TERM INVESTMENTS - 3.41%
1,151,260	Dreyfus Government Cash Management Institutional Shares, 0.08%(b)	1,151,260

Total Short Term Investments (Cost $1,151,260)		1,151,260

Total Value of Investments (Cost $23,167,413) - 99.35%		33,580,595
Other Assets in Excess of Liabilities - 0.65%		220,576
Net Assets - 100.00%		$33,801,171

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at June 30, 2020.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	4.90%	$1,656,067
Consumer Discretionary	5.25%	1,774,147
Consumer Staples	8.26%	2,793,934
Financials	2.57%	868,244
Health Care	26.91%	9,092,422
Industrials	16.36%	5,531,311
Information Technology	25.00%	8,452,410
Materials	6.69%	2,260,800
Short Term Investments	3.41%	1,151,260
Other Assets in Excess of Liabilities	0.65%	220,576
Total	100.00%	$33,801,171

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management International Small Company Fund

Schedule of Investments

As of June 30, 2020 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.07%
	Argentina - 4.06%
43,409	MercadoLibre, Inc.(a)	$42,791,290

	Australia - 4.79%
493,709	REA Group, Ltd.	36,755,524
1,022,521	WiseTech Global, Ltd.	13,654,124
		50,409,648

	Austria - 0.64%
256,800	Schoeller-Bleckmann Oilfield Equipment AG	6,765,639

	Canada - 10.59%
1,025,684	Descartes Systems Group, Inc.(a)	54,147,593
402,007	Kinaxis, Inc.(a)	57,464,259
		111,611,852

	Denmark - 7.89%
1,206,008	Ambu A/S - Class B	37,894,017
858,996	NNIT A/S	15,204,844
278,914	SimCorp A/S	30,067,623
		83,166,484

	France - 9.30%
1,233,187	Albioma SA	50,708,525
747,118	Interparfums SA(a)	33,407,443
761,328	Lectra	13,839,528
		97,955,496

	Germany - 11.25%
1,739,865	Evotec SE(a)	47,304,437
770,866	Nexus AG	33,863,091
381,030	STRATEC SE	37,414,639
		118,582,167

	Hong Kong - 4.62%
20,938,000	Kingdee International Software Group Co., Ltd.	48,681,086

	India - 1.58%
422,814	CRISIL, Ltd.	9,065,410
2,585,432	Emami, Ltd.	7,560,729
		16,626,139

	Ireland - 1.10%
2,483,888	Datalex PLC(a)(b)	0
88,303	Flutter Entertainment PLC(a)	11,607,328
		11,607,328

	Israel - 2.59%
274,404	CyberArk Software, Ltd.(a)	27,240,085

Shares		Value (Note 1)
COMMON STOCKS - 96.07% (continued)
	Italy - 1.61%
992,677	Azimut Holding SpA	$16,963,214

	Japan - 14.17%
94,800	GMO Payment Gateway, Inc.	9,868,507
1,154,014	Hiday Hidaka Corp.	17,955,485
1,015,700	Kakaku.com, Inc.	25,671,177
1,244,300	M3, Inc.	52,837,374
282,787	Software Service, Inc.	29,437,610
734,626	Towa Pharmaceutical Co., Ltd.	13,559,709
		149,329,862

	New Zealand - 1.08%
2,007,495	Pushpay Holdings, Ltd.(a)	11,386,864

	Switzerland - 2.23%
25,907	Partners Group Holding AG	23,499,368

	United Kingdom - 18.57%
2,536,134	Abcam PLC	41,889,703
567,710	AJ Bell PLC	2,718,823
1,030,436	Dechra Pharmaceuticals PLC	36,337,987
262,035	GW Pharmaceuticals PLC(a)(c)	32,156,935
510,446	Immunodiagnostic Systems Holdings PLC	1,707,727
1,447,130	PayPoint PLC	10,740,866
2,425,849	Playtech PLC	8,461,495
2,620,111	Rightmove PLC	17,726,267
16,137,392	Vectura Group PLC	19,415,900
732,642	Victrex PLC	17,747,759
809,584	Vitec Group PLC	6,781,309
		195,684,771

Total Common Stocks (Cost $835,670,314)		1,012,301,293

SHORT TERM INVESTMENTS - 3.37%
35,582,172	Dreyfus Government Cash Management Institutional Shares, 0.08%(d)	35,582,172

Total Short Term Investments (Cost $35,582,172)		35,582,172

Total Value of Investments (Cost $871,252,486) - 99.44%		1,047,883,465
Other Assets in Excess of Liabilities - 0.56%		5,861,638
Net Assets - 100.00%		$1,053,745,103

(a)	Non-income producing investment.
(b)	Fair value estimated using fair valuation procedures adopted by the Board of Trustees.
(c)	American Depositary Receipt.
(d)	Represents 7 day effective yield at June 30, 2020.

See Notes to Schedule of Investments.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	18.18%	$191,562,217
Consumer Related	12.19%	128,565,079
Industrial Products & Systems	3.65%	38,352,926
Information/Knowledge Management	31.83%	335,431,492
Medical/Health Care	21.96%	231,343,067
Miscellaneous	8.26%	87,046,512
Short Term Investments	3.37%	35,582,172
Other Assets in Excess of Liabilities	0.56%	5,861,638
Total	100.00%	$1,053,745,103

The Fund's classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Brown Capital Management Mutual Funds
Notes to Schedules of Investments	June 30, 2020 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2020 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of June 30, 2020:

Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,817,993,997	$–	$–	$5,817,993,997
Short Term Investments	153,400,360	–	–	153,400,360
Total	$5,971,394,357	$–	$–	$5,971,394,357

Mid Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,261,438	$–	$–	$34,261,438
Short Term Investments	1,206,765	–	–	1,206,765
Total	$35,468,203	$–	$–	$35,468,203

International Equity Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$32,429,335	$–	$–	$32,429,335
Short Term Investments	1,151,260	–	–	1,151,260
Total	$33,580,595	$–	$–	$33,580,595

International Small Company Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Common Stocks	$1,012,301,293	$–	$0	**	$1,012,301,293
Short Term Investments	35,582,172	–	–		35,582,172
Total	$1,047,883,465	$–	$–		$1,047,883,465

*	See Schedule of Investments for industry/country classifications.
**	Security valued at zero.

The following is a summary of valuation techniques and quantitative information used in determining the fair value of the International Small Company Fund’s Level 3 investments at June 30, 2020:

Asset Type	Balance as of March 31, 2020		Realized Gain/(Loss)	Change in Unrealized Appreciation/Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2020		Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2020
Common Stock	$0	*	$-	$-	$-	$-	$-	$-	$0	*	$-
Total	$0	*	$-	$-	$-	$-	$-	$-	$0	*	$-

*	Datalex PLC is valued at zero.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended June 30, 2020, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Small Company Fund

Security Name	Market Value as of March 31, 2020	Purchases	Sales	Market Value as of June 30, 2020*	Share Balance as of June 30, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
American Software, Inc.	$26,122,470	$-	$-	$28,971,860	1,838,316	$202,215	$2,849,390	$-
AppFolio Inc.	100,402,649	64,777,351	-	233,196,297	1,433,202	-	68,016,297	-
Cardiovascular Systems, Inc.	110,492,923	-	-	99,007,434	3,138,112	-	(11,485,489)	-
DMC Global, Inc.	28,840,113	-	-	34,593,095	1,253,373	156,672	5,752,982	-
Glaukos Corp	75,934,857	-	-	94,537,174	2,460,624	-	18,602,318	-
Inogen, Inc.	98,627,412	-	-	67,813,505	1,909,164	-	(30,813,907)	-
Irhythm Technologies Inc.	146,502,808	-	-	208,705,721	1,800,895	-	62,202,913	-
Ironwood Pharmaceuticals Inc.	100,700,400	-	-	102,995,850	9,980,218	-	2,295,450	-
Neogen Corp.	237,647,963	-	-	275,287,086	3,547,514	-	37,639,123	-
NextGen Healthcare Inc.	45,139,992	-	-	47,474,819	4,323,754	-	2,334,827	-
PROS Holdings, Inc.	105,205,508	-	-	150,637,471	3,390,445	-	45,431,963	-
Proto Labs, Inc.	158,903,865	-	-	234,755,257	2,087,270	-	75,851,392	-
Vocera Communications, Inc.	48,693,316	-	-	48,601,615	2,292,529	-	(91,701)	-
				$1,626,577,184	39,455,416	$358,887	$278,585,558	$-

Investments no longer affiliated as of June 30, 2020
Balchem Corp.	$185,585,702	$-	$(77,411,157)	$97,609,707	1,028,987	$-	(38,259,469)	$27,694,631
Helios Technologies, Inc.	111,667,233	-	(48,735,768)	54,532,286	1,463,954	265,033	12,980,786	(21,379,965)
Q2 Holdings, Inc.	151,035,024	-	-	219,392,054	2,557,315	-	68,357,031	-
Quidel Corp.	241,985,657	-	(154,231,102)	338,849,084	1,514,477	-	123,205,529	127,889,000
				$152,141,993	$6,564,733	$265,033	$(25,278,683)	$6,314,666

GRAND TOTAL				1,778,719,177	46,020,149	623,920	253,306,875	6,314,666

*	See Schedule of Investments for industry/country classifications.